Operating and Finance Leases (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Right-of-use assets	$ 210,130	$ 302,602
Lease liability - current	256,168	322,430
Finance Leases
Property and equipment, at cost	56,770	56,770
Accumulated depreciation	(4,659)	(1,569)
Property and equipment, net	52,111	55,201
Lease liability - current	9,932	9,949
Lease liability - non-current	42,173	45,199
Total finance lease liabilities	$ 52,105	$ 55,148